INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS, NET
Amortization expense	¥ 3,019	$ 474	¥ 1,454	¥ 86
Estimated amortization expense, Year 1	5,340				$ 838
Estimated amortization expense, Year 2	5,164				810
Estimated amortization expense, Year 3	4,369				686
Estimated amortization expense, Year 4	3,585				563
Estimated amortization expense, Year 5	¥ 2,957				$ 464